20. STOCK OPTIONS	12 Months Ended
Dec. 31, 2017
Stock Options
STOCK OPTIONS

The Company’s stock-based compensation plan (the “Plan”) provides for the granting of stock options up to 10% of the issued and outstanding common shares at the time of grant, subject to a maximum of 39,670,000 common shares. As at December 31, 2017, an aggregate of 19,209,350 options have been granted (less cancellations) since the Plan’s inception in 1997.

Under the Plan, all stock options are granted at the discretion of the Company’s board of directors, including any vesting provisions if applicable. The term of any stock option granted may not exceed ten years and the exercise price may not be lower than the closing price of the Company’s shares on the last trading day immediately preceding the date of grant. In general, stock options granted under the Plan have five year terms and vesting periods up to 24 months.

A continuity summary of the stock options of the Company granted under the Plan for 2017 is presented below:

		Weighted-
		Average
		Exercise
	Number of	Price per
	Common	Share
	Shares	(CAD$)

Stock options outstanding - beginning of period	6,938,179	$1.06
Granted	6,459,400	0.85
Exercises (1)	(128,873)	0.70
Expiries	(1,300,556)	1.19
Forfeitures	(168,500)	0.71
Stock options outstanding - end of period	11,799,650	$0.94
Stock options exercisable - end of period	4,486,625	$1.12

(1)	The weighted average share price at the date of exercise was CAD$0.75.

A summary of the Company’s stock options outstanding at December 31, 2017 is presented below:

	Weighted		Weighted-
	Average		Average
	Remaining		Exercise
Range of Exercise	Contractual	Number of	Price per
Prices per Share	Life	Common	Share
(CAD$)	(Years)	Shares	(CAD$)

Stock options outstanding
$ 0.50 to $ 0.99	3.90	8,789,650	$0.79
$ 1.00 to $ 1.19	2.19	1,265,000	1.09
$ 1.20 to $ 1.39	0.20	827,000	1.30
$ 1.40 to $ 1.99	1.18	918,000	1.82
Stock options outstanding - end of period	3.25	11,799,650	$0.94

Options outstanding at December 31, 2017 expire between March 2018 and March 2022.

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model. The following table outlines the range of assumptions used in the model to determine the fair value of options granted:

	2017	2016

Risk-free interest rate	0.11% - 1.44%	0.57% - 0.69%
Expected stock price volatility	47.02% - 47.77%	43.07% - 43.98%
Expected life	3.4 to 3.5 years	3.4 to 3.6 years
Estimated forfeiture rate	2.94% - 4.14%	3.46% - 3.97%
Expected dividend yield	–	–
Fair value per share under options granted	CAD$0.21 - CAD$0.29	CAD$0.21 - CAD$0.22

The fair values of stock options with vesting provisions are amortized on a graded method basis as stock-based compensation expense over the applicable vesting periods. Included in the statement of income (loss) is stock-based compensation of $969,000 for 2017 and $341,000 for 2016. At December 31, 2017, an additional $507,000 in stock-based compensation expense remains to be recognized up until March 2019.